Fees Summary	Sep. 21, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 42,923,000.00
Previously Paid Amount	0.00
Total Fee Amount	5,927.66
Total Offset Amount	0.00
Net Fee	$ 5,927.66
Narrative - Max Aggregate Offering Amount | shares	42,923,000
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true